Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2011
Property, Plant and Equipment (Tables) [Abstract]
Major classes of property, plant and equipment

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Land	¥95,409	¥92,355	$1,149,506
Buildings	337,619	329,554	4,067,699
Machinery and equipment	694,507	710,511	8,367,554
Construction in progress	20,220	24,653	243,614

Total	1,147,755	1,157,073	13,828,373
Less: accumulated depreciation	(639,368)	(631,973)	(7,703,229)

Net property, plant and equipment	¥508,387	¥525,100	$6,125,144